SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Argentina — 0.1%
Adecoagro S.A.	22,998	$217

Belgium — 1.3%
Anheuser-Busch InBev S.A.	68,995	3,448

Brazil — 0.7%
Cia de Saneamento de Minas Gerais Copasa MG	27,500	93
Cury Construtora e Incorporadora S.A.	52,400	148
Direcional Engenharia S.A.	42,500	183
JBS SA	98,800	580
Vibra Energia S.A.	146,100	422
XP Inc., Class A	25,792	306
		1,732
Canada — 2.5%
Barrick Gold Corp.	62,000	961
Canadian Pacific Kansas City Ltd.	75,197	5,445
		6,406
China — 9.0%
3SBio Inc. [1]	325,000	254
Alibaba Group Holding Ltd. ADR	16,550	1,403
Atour Lifestyle Holdings Ltd. ADR	2,920	79
Bosideng International Holdings Ltd.	150,000	75
BYD Co. Ltd., Class H	9,500	326
China Construction Bank Corp., Class H	2,976,741	2,484
China Galaxy Securities Co. Ltd., Class H	818,000	747
China Hongqiao Group Ltd.	350,500	531
China Lumena New Materials Corp. [1,2]	4,900	—
China Medical System Holdings Ltd.	147,000	143
China Merchants Port Holdings Co. Ltd.	150,000	267
China Pacific Insurance Group Co. Ltd., Class H	150,600	489
China Railway Group Ltd., Class H	722,000	368
China Resources Pharmaceutical Group Ltd.	239,000	175
China State Construction International Holdings Ltd.	140,000	221
China Taiping Insurance Holdings Co. Ltd.	186,200	278
CITIC Ltd.	374,000	443
COSCO SHIPPING Holdings Co. Ltd., Class H	458,950	756
GoerTek Inc., Class A	57,899	205
Gree Electric Appliances Inc. of Zhuhai, Class A	52,300	326
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	114,900	236
Hengtong Optic-electric Co. Ltd., Class A	164,100	387
JD.com Inc. ADR	23,009	798

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Jiangxi Copper Co. Ltd., Class H	69,000	$110
Kuaishou Technology, Class B [1]	47,700	254
Meituan, Class B [1]	63,800	1,246
New China Life Insurance Co. Ltd., Class H	117,400	357
Orient Overseas International Ltd.	13,000	193
PDD Holdings Inc. ADR [1]	5,784	561
People's Insurance Company Group of China Ltd., Class H	494,000	246
PetroChina Co. Ltd., Class H	408,000	321
Ping An Insurance Group Co. of China Ltd., Class H	286,000	1,696
Pop Mart International Group Ltd.	27,600	319
Qifu Technology Inc. ADR	29,583	1,135
Sinotruk Hong Kong Ltd.	26,000	76
Tencent Holdings Ltd.	88,700	4,763
Weibo Corp. ADR	26,892	257
Yunnan Yuntianhua Co. Ltd., Class A	43,300	132
Zhejiang NHU Co. Ltd., Class A	201,191	606
ZTE Corp., Class H	57,800	181
		23,444
France — 14.5%
Air Liquide SA	4,756	773
Alstom S.A. [1]	371,461	8,296
ArcelorMittal S.A.	122,135	2,838
AXA SA	60,992	2,168
BNP Paribas SA	35,716	2,191
Carrefour SA	101,792	1,448
Cie de Saint-Gobain S.A.	41,301	3,666
Danone SA	27,046	1,824
Kering S.A.	29,753	7,343
Sanofi S.A.	36,661	3,560
Societe Generale S.A.	36,635	1,031
Sodexo S.A.	15,794	1,301
Worldline S.A. [1]	163,541	1,436
		37,875
Germany — 6.2%
Allianz SE	4,489	1,380
Deutsche Telekom AG	102,598	3,074
Heidelberg Materials AG	6,257	773
Infineon Technologies AG	121,419	3,963
LANXESS AG	88,898	2,174
RWE AG	33,879	1,013
SAP SE	15,622	3,843
		16,220

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Greece — 0.1%
Eurobank Ergasias Services and Holdings S.A.	91,907	$212

Hong Kong — 0.3%
The Link Real Estate Investment Trust [3]	197,700	836

India — 6.3%
Amber Enterprises India Ltd. [1]	1,852	159
Aurobindo Pharma Ltd.	30,135	469
Bank of Baroda	105,575	296
Bharat Electronics Ltd.	96,987	331
Bharat Petroleum Corp. Ltd. [1]	72,136	245
Canara Bank	395,522	461
Chambal Fertilisers and Chemicals Ltd.	40,153	231
Coal India Ltd.	70,851	317
Coforge Ltd.	1,958	220
Computer Age Management Services Ltd.	6,870	406
Dixon Technologies India Ltd.	2,838	593
Dr Reddy's Laboratories Ltd.	25,545	414
Embassy Office Parks REIT [3]	50,733	219
Firstsource Solutions Ltd.	66,946	293
GAIL India Ltd.	140,118	311
HDFC Asset Management Co. Ltd.	9,108	446
Hindalco Industries Ltd.	52,183	366
Indian Hotels Co. Ltd., Class A	39,063	399
Indus Towers Ltd. [1]	77,604	309
Info Edge India Ltd.	5,665	573
Kaynes Technology India Ltd. [1]	2,610	226
LIC Housing Finance Ltd.	55,823	389
Lupin Ltd.	21,590	593
Mahindra & Mahindra Ltd.	22,909	802
Max Healthcare Institute Ltd.	21,946	288
Metropolis Healthcare Ltd. [1]	11,032	267
Muthoot Finance Ltd.	16,377	408
Natco Pharma Ltd.	21,430	347
National Aluminium Co. Ltd.	147,726	364
NCC Ltd.	10,127	32
Nippon Life India Asset Management Ltd.	49,741	421
NTPC Ltd.	88,785	345
Oil & Natural Gas Corp. Ltd.	110,578	309
OneSource Specialty Pharma Ltd. [1]	8,400	151
Page Industries Ltd.	385	213
Paradeep Phosphates Ltd.	100,492	129
REC Ltd.	251,410	1,466
Shriram Finance Ltd.	20,031	674
Solar Industries India Ltd.	1,834	209

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Strides Pharma Science Ltd.	16,801	$129
Sun Pharmaceutical Industries Ltd.	39,965	879
Tech Mahindra Ltd.	28,303	562
Zydus Lifesciences Ltd.	24,441	277
		16,538
Indonesia — 0.5%
Adaro Andalan Indonesia Tbk PT [1]	173,251	91
Alamtri Resources Indonesia Tbk PT	760,400	114
Astra International Tbk PT	1,280,700	389
Indo Tambangraya Megah Tbk PT	51,100	85
Indofood Sukses Makmur Tbk PT	267,200	128
Perusahaan Gas Negara Tbk PT	2,338,900	231
United Tractors Tbk PT	138,700	231
		1,269
Israel — 0.6%
Check Point Software Technologies Ltd. [1]	8,759	1,635

Italy — 2.9%
Enel SpA	624,384	4,456
UniCredit SpA	79,979	3,203
		7,659
Japan — 7.6%
FANUC Corp.	152,200	3,976
Fujitsu Ltd.	173,600	3,049
Murata Manufacturing Co. Ltd.	114,000	1,809
Nintendo Co. Ltd.	48,300	2,813
Renesas Electronics Corp.	416,700	5,273
SMC Corp.	6,100	2,369
Takeda Pharmaceutical Co. Ltd.	22,500	596
		19,885
Malaysia — 0.4%
Genting BHD	173,800	150
IHH Healthcare BHD	132,600	216
My EG Services BHD	942,400	202
Sime Darby BHD	399,200	211
Tenaga Nasional BHD	108,800	364
		1,143
Netherlands — 5.1%
Akzo Nobel NV	82,748	4,968
Heineken NV	31,507	2,242
ING Groep NV	142,392	2,232
Koninklijke Philips NV [1]	153,663	3,884
		13,326

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Peru — 0.2%
Credicorp Ltd.	3,214	$589

Philippines — 0.1%
International Container Terminal Services Inc.	42,180	281

Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	39,759	442

Qatar — 0.1%
Ooredoo QPSC [1]	74,743	237

Russia — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.6%
Arab National Bank	43,333	243
Elm Co.	1,017	302
Etihad Etisalat Co.	30,375	431
Riyadh Cables Group Co.	4,220	155
Saudi Awwal Bank	45,665	409
		1,540
Singapore — 0.8%
United Overseas Bank Ltd.	77,700	2,067

South Africa — 0.3%
Anglogold Ashanti PLC	10,776	240
Old Mutual Ltd.	365,403	242
Sasol Ltd.	59,798	264
		746
South Korea — 3.7%
BH Co. Ltd.	14,851	172
BNK Financial Group Inc.	21,309	149
DB Insurance Co. Ltd.	3,257	226
GS Holdings Corp.	6,243	166
Hana Financial Group Inc.	14,755	565
Hankook Tire & Technology Co. Ltd.	5,957	154
HD Hyundai Electric Co. Ltd.	873	224
Hyundai Marine & Fire Insurance Co. Ltd.	5,806	97
Hyundai Mobis Co. Ltd.	3,185	506
Hyundai Motor Co.	4,381	622
Hyundai Rotem Co. Ltd.	9,062	304
Kia Corp.	15,773	1,067
KIWOOM Securities Co. Ltd.	1,554	121
Korea Gas Corp. [1]	7,367	172

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Korean Air Lines Co. Ltd.	15,151	$230
Krafton Inc. [1]	1,460	308
KT Corp.	10,422	310
LG Innotek Co. Ltd.	922	100
LX INTERNATIONAL CORP.	8,864	162
OCI Holdings Co. Ltd.	2,733	108
PharmaResearch Co. Ltd.	1,641	290
Poongsan Corp.	5,465	185
Samsung Electronics Co. Ltd.	33,706	1,203
Samsung Life Insurance Co. Ltd.	4,513	289
Samsung Securities Co. Ltd.	5,841	171
Shinhan Financial Group Co. Ltd.	9,221	299
SK Hynix Inc.	6,255	717
SK Telecom Co. Ltd.	8,038	301
Woori Financial Group Inc.	33,533	349
Youngone Corp.	5,585	160
		9,727
Spain — 0.2%
Amadeus IT Group S.A.	7,808	552

Sweden — 0.3%
Electrolux AB, Class B [1]	94,579	785

Switzerland — 2.5%
Julius Baer Group Ltd.	28,103	1,823
Roche Holding AG	17,091	4,779
		6,602
Taiwan — 6.7%
Asia Vital Components Co. Ltd.	22,693	431
Asustek Computer Inc.	32,000	601
Cathay Financial Holding Co. Ltd.	345,000	719
Compal Electronics Inc.	83,000	95
Eva Airways Corp.	573,000	775
Evergreen Marine Corp. Taiwan Ltd.	63,400	435
Hon Hai Precision Industry Co. Ltd.	283,292	1,590
International Games System Co. Ltd.	16,000	475
Lotes Co. Ltd.	4,000	239
MediaTek Inc.	18,000	777
MPI Corp.	18,000	508
Pou Chen Corp.	139,000	156
Quanta Computer Inc.	39,000	342
Radiant Opto-Electronics Corp.	30,000	180
Sitronix Technology Corp.	7,000	45
Synnex Technology International Corp.	116,000	250
Taiwan Semiconductor Manufacturing Co. Ltd.	207,000	6,788

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Taiwan — (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,563	$1,494
Taiwan Surface Mounting Technology Co. Ltd.	68,000	226
Wistron Corp.	87,000	276
Wiwynn Corp.	6,000	480
Yang Ming Marine Transport Corp.	219,000	506
		17,388
Thailand — 0.2%
Com7, Class F	250,900	192
Krung Thai Bank PCL	515,200	317
Sansiri PCL	1,673,800	89
		598
Turkey — 0.4%
AG Anadolu Grubu Holding AS	22,695	201
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,248	164
Dogus Otomotiv Servis ve Ticaret AS	33,454	183
KOC Holding AS	63,134	319
Turk Hava Yollari AO [1]	23,332	185
		1,052
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	80,172	227
Emaar Properties PJSC [1]	188,667	660
		887
United Kingdom — 23.3%
AstraZeneca PLC	41,457	5,433
Barclays PLC	2,263,990	7,600
Berkeley Group Holdings PLC	27,951	1,365
BP PLC	899,745	4,427
British American Tobacco PLC	63,971	2,306
Compass Group PLC	29,314	977
Diageo PLC	130,872	4,157
GSK PLC	232,637	3,921
Kingfisher PLC	530,332	1,651
Legal & General Group PLC	618,479	1,779
NatWest Group PLC	117,712	593
Prudential PLC	533,650	4,256
Reckitt Benckiser Group PLC	107,912	6,529
RELX PLC (EUR)	42,030	1,903
Rolls-Royce Holdings PLC [1]	977,314	6,957
Segro PLC [3]	167,400	1,470
Smith & Nephew PLC	103,429	1,284
Standard Chartered PLC	185,220	2,292
WH Smith PLC	131,054	1,951
		60,851

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United States — 0.4%
Smurfit WestRock PLC	17,579	$947

Total Common Stock
(Cost $233,677) — 98.5%		257,136

PREFERENCE STOCK
Brazil — 0.2%
Bradespar SA	96,900	260
Marcopolo SA	164,160	196
		456
Germany — 0.2%
Porsche AG	11,549	700

Total Preference Stock
(Cost $1,423) — 0.4%		1,156

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.42% *	2,103,707	2,104

Total Short-Term Investment
(Cost $2,104) — 0.8%		2,104

Total Investments — 99.7%
(Cost $237,204)		260,396

Other Assets in Excess of Liabilities — 0.3%		765

Net Assets — 100.0%		$261,161

*	The rate reported is the 7-day effective yield as of December 31, 2024.

[1]	Non-income producing security.

[2]	Level 3 security in accordance with fair value hierarchy.

[3]	Real Estate Investment Trust.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$217	$—	$—		$217
Belgium	3,448	—	—		3,448
Brazil	1,732	—	—		1,732
Canada	6,406	—	—		6,406
China	23,444	—	—	^	23,444
France	37,875	—	—		37,875
Germany	—	16,220	—		16,220
Greece	212	—	—		212
Hong Kong	836	—	—		836
India	151	16,387	—		16,538
Indonesia	304	965	—		1,269
Israel	1,635	—	—		1,635
Italy	—	7,659	—		7,659
Japan	—	19,885	—		19,885
Malaysia	1,143	—	—		1,143
Netherlands	13,326	—	—		13,326
Peru	589	—	—		589
Philippines	—	281	—		281
Poland	—	442	—		442
Qatar	237	—	—		237
Russia	—	—	—	^	—
Saudi Arabia	1,540	—	—		1,540
Singapore	2,067	—	—		2,067
South Africa	746	—	—		746
South Korea	—	9,727	—		9,727
Spain	552	—	—		552
Sweden	—	785	—		785
Switzerland	—	6,602	—		6,602
Taiwan	17,388	—	—		17,388
Thailand	—	598	—		598
Turkey	1,052	—	—		1,052
United Arab Emirates	887	—	—		887
United Kingdom	60,851	—	—		60,851
United States	947	—	—		947
Total Common Stock	177,585	79,551	—		257,136
Preference Stock
Brazil	456	—	—		456
Germany	—	700	—		700
Total Preference Stock	456	700	—		1,156
Short-Term Investment	2,104	—	—		2,104
Total Investments in Securities	$180,145	$80,251	$—		$260,396

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2024 (Unaudited)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-3100